Accounts receivable (Tables)	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

	September 30, 2025	December 31, 2024
Customer trade receivables	$1,707	$2,513
Holdback receivable	9,326	10,737
Other receivables	2,485	887
Due from related parties (note 13)	241	4,973
Allowance for expected credit losses	(565)	(372)
	$13,194	$18,738